Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

British Virgin Islands (“BVI”)

Under the current laws of BVI, MMTEC is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

The Company’s subsidiary, MM Future, is incorporated in Hong Kong and has no operating profit or tax liabilities during the years ended December 31, 2018 and 2017. MM Future is subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong.

Cayman Islands

There is no income tax for companies domiciled in the Cayman Islands. Accordingly, MM Fund, MM Capital and MM SPC do not present any income tax provisions related to Cayman Islands tax jurisdiction, where these three companies are domiciled.

PRC

Gujia and Meimei Zhengtong were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. In the years ended December 31, 2018 and 2017, Gujia and Meimei Zhengtong were recognized as small low-profit enterprises and received a preferential income tax rate of 10%. In the years ended December 31, 2018 and 2017, Gujia and Meimei Zhengtong did not generate any taxable income. Therefore, there was no provision for income taxes in the years ended December 31, 2018 and 2017.

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Year Ended	For the Year Ended
	December 31, 2018	December 31, 2017
Hong Kong statutory income tax rate	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong company	(16.5)%	(16.5)%
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax exemptions and reliefs	(15.0)%	(15.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	(10.0)%	(10.0)%
Total	0.0%	0.0%

As of December 31, 2018 and 2017, the components of the Company’s deferred income tax assets were set forth below:

	December 31, 2018	December 31, 2017
Deferred Tax Assets:
Net operating losses carry forwards	$3,686,219	$1,783,067
Gross deferred tax assets	389,316	178,318
Less: valuation allowance	(389,316)	(178,318)
Net deferred tax assets	$-	$-

As of December 31, 2018, the Company has a net operating loss carry forward for tax purposes of approximately $3,686,000 available to offset future taxable income through 2023.

The Company provided a valuation allowance equal to the deferred income tax asset for the years ended December 31, 2018 and 2017. The management believes that the Company’s cumulative losses arising from recurring business of subsidiaries constituted significant strong evidence that most of the deferred tax assets would not be realizable and this evidence outweighed the expectations that the Company would generate future taxable income. As such, deferred tax assets arise from net operating losses are fully allowed for the years ended December 31, 2018 and 2017. The increase in the allowance was $210,998 and $91,931 for the years ended December 31, 2018 and 2017, respectively.

As of December 31, 2018 and 2017, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. Tax years that remain subject to examination are the years ended December 31, 2018, 2017 and 2016.

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2018 and 2017.